Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Due to subsidiaries, net, on the Condensed Balance Sheets, is comprised of the Parent Company’s net investment deficit in its subsidiaries under the equity method of accounting.

PARENT COMPANY BALANCE SHEETS

	September 30,	September 30,
	2024	2023
ASSETS
ASSETS:
Cash and cash equivalents	$25,985	$254,483
Prepayments and other current assets	23,332	10,000
TOTAL CURRENT ASSETS	49,317	264,483

Investments in subsidiaries	668,219	4,163,507
TOTAL ASSETS	$717,536	$4,427,990

EQUITY:
Authorized share capital of $50,000 divided into 9,000,000 Class A ordinary shares of $0.005 par value per share and 1,000,000 Class B ordinary shares of $0.005 par value per share; with 1,577,944 Class A ordinary shares issued and outstanding as of September 30, 2024 and 2023 and 403,000 Class B ordinary shares issued and outstanding as of September 30, 2024 and 2023.
Class A ordinary shares	$7,890	$7,890
Class B ordinary shares	2,015	2,015
Additional paid in capital	19,450,741	19,467,664
Statutory reserves	1,007,027	1,007,027
Accumulated deficits	(18,541,751)	(14,835,585)
Accumulated other comprehensive loss	(1,208,386)	(1,221,021)
TOTAL SHAREHOLDERS’ EQUITY	717,536	4,427,990

TOTAL LIABILITIES AND EQUITY	$717,536	$4,427,990

PARENT COMPANY STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE(LOSS) INCOME

	For the Years Ended September 30,
	2024	2023	2022

Equity in loss of subsidiaries	$(3,529,999)	$(3,684,384)	$(2,134,752)
General and administration expenses and others	(176,167)	(2,101,927)	(4,568)
NET LOSS	(3,706,166)	(5,786,311)	(2,139,320)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	12,635	(403,073)	858,703
COMPREHENSIVE LOSS	$(3,693,531)	$(6,189,384)	$(1,280,617)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(3,706,166)	$(5,786,311)	$(2,139,320)
Equity in loss of subsidiaries	3,529,999	3,684,384	2,134,752
Share based compensations	-	1,825,000	-
Prepayments and other assets	(23,332)	(10,000)	-
NET CASH USED IN OPERATING ACTIVITIES	(199,499)	(286,927)	(4,568)

CASH FLOWS FROM INVESTING ACTIVITIES:
(Loan to) payment from subsidiaries	(38,999)	533,961	(18,124,364)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(38,999)	533,961	(18,124,364)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	-	-	18,275,182
Payment for issuance costs	-	-	(151,646)
Advance from related party	10,000	2,287	10,558
NET CASH PROVIEDED BY FINANCING ACTIVITIES	10,000	2,287	18,134,094

CHANGES IN CASH AND CASH EQUIVALENTS	(228,498)	249,321	5,162
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	254,483	5,162	-
CASH AND CASH EQUIVALENTS END OF YEAR	$25,985	$254,483	$5,162